TERM LOAN (Tables)	9 Months Ended
Sep. 30, 2023
Term Loan
SCHEDULE OF FAIR VALUE OF NON-TRANSFERABLE WARRANTS ASSUMPTIONS

The fair value of the Non-Transferable Warrants was calculated using the following assumptions:

June 28, 2023
Expected dividend yield	0%
Stock price	$1.35
Expected share price volatility	92.06%
Risk free interest rate	4.13%
Expected life of warrant	3 years

SCHEDULE OF TERM LOAN

The following is a continuity of the Term Loan

$
Principal amount of the Term Loan	15,000,000
Fair value of the attached warrants	(1,587,232)
Term Loan at fair value on issuance, Jun 28, 2023	13,412,768
Transaction costs	(695,798)
Accrued interest	390,411
Interest paid	(390,411)
Amortization of warrant fair value and transaction costs	199,740
12,916,710